COMMITMENTS AND CONTINGENCIES (Details Narrative)		1 Months Ended	12 Months Ended
	Jan. 02, 2019	Oct. 31, 2018	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	May 01, 2017 ft²
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Amount received from Oberon Securities			$ 291,767
Payments for Rent			$ 346,454	$ 363,643
Accounting Standards Update 2016-02 [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Average borrowing rate percentage	5.00%
Sublease agreement [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Lessee, Operating Lease, Description		In October of 2018 we signed a sublease agreement with our facility in Italy with an indefinite term that may be terminated by either party with a 60-day notice for 1,000 Euro per month. Due to the short termination clause, we are treating this as a month-to-month lease
Industrial Property [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Area of Land | ft²					18,200